Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Information Related to Bank's Impaired Loans) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 5,812	$ 5,259
Carrying value of impaired loans	5,420	4,949
Related allowance for credit losses	1,588	1,542
Average gross impaired loans	5,299	3,998
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,033	827
Carrying value of impaired loans	978	765
Related allowance for credit losses	80	60
Average gross impaired loans	886	685
Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,114	1,045
Carrying value of impaired loans	1,074	990
Related allowance for credit losses	274	262
Average gross impaired loans	1,054	894
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	569	575
Carrying value of impaired loans	568	575
Related allowance for credit losses	460	378
Average gross impaired loans	568	544
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	3,096	2,812
Carrying value of impaired loans	2,800	2,619
Related allowance for credit losses	774	842
Average gross impaired loans	$ 2,791	$ 1,875